Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Prepaid Balances

As of December 31, 2018 and 2017 prepaid balances are as follows:

	December 31, 2018	December 31, 2017
Prepaid commissions (1)	$27,991	$33,170
Prepaid compensations clients	37,130	29,754
Advance payments on operating aircraft leases	12,470	9,507
Premiums for insurance policies	2,401	12,142
Other	19,872	15,184

Total	$99,864	$99,757

(1)

Advance payment made to IATA for service charges made by airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and Reservation Systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A., United Airlines Inc.